Derivatives and Hedging - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Derivative [Line Items]
Derivative gains (losses) included in accumulated other comprehensive income expected to be reclassified within twelve months	$ (9,500,000)
Designated as Hedging Instrument
Derivative [Line Items]
Derivative liability fair value		$ (29,103,000)		$ (18,768,000)
Derivative asset fair value		1,017,000		0
German Private Placement (Schuldschein) | Private Placement Bond
Derivative [Line Items]
Face amount of debt instrument		331,100,000		331,100,000.0
German Private Placement (Schuldschein) | Private Placement Bond | Designated as Hedging Instrument
Derivative [Line Items]
Face amount of debt instrument | €			€ 255,000,000.0
Unrealized gain (loss) recorded in equity	$ (5,900,000)	(19,800,000)
Accrued Liabilities
Derivative [Line Items]
Derivative liability fair value		(3,000,000)		(1,000,000)
Prepaid Expenses and Other Current Assets
Derivative [Line Items]
Derivative asset fair value		$ 21,900,000		$ 25,400,000